RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Restricted cash and short-term investment balances:
Restricted cash and cash equivalents	$ 26,543,000	$ 1,551,000
Restricted cash, current portion	23,432,000	1,551,000
Restricted cash	3,111,000	0
Amount of restricted cash excluded due to financial covenants	$ 25,000,000